Plant & Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	September 30,	December 31,
	2022	2021

Equipment	$920,571	$603,972
	920,571	603,972
Less accumulated depreciation	(326,983)	(207,078)
Equipment, net	$593,588	$396,894
Equipment consists of the following:
	December 31, 2021	December 31, 2020

Equipment	$603,972	$509,279
	603,972	509,279
Less accumulated depreciation	(207,078)	(73,552)
Equipment, net	$396,894	$435,727

Schedule of Plant Asset Consists

At September 30, 2022, the asset consists of the following:

September 30, 2022
Deposit paid	$500,000
Sales tax paid	231,000
Value of shares issued	1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	619,172
Demobilization	1,806,229
Less spare parts inventory	(341,003)
Pend Oreille plant asset, net	$6,058,694